Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Noncancelable Purchase Obligations

The Company depends upon third party subcontractors for manufacturing of wafers, packaging and final tests. As of June 30, 2025, and December 31, 2024, the total value of open purchase orders acknowledged by such manufacturing contractors was approximately $6,058 thousand and $8,044 thousand, respectively.

The Company has noncancelable purchase agreements for certain IP embedded in the Company’s products as well as certain agreement for the license of development tools used by the development team. As of June 30, 2025, and December 31, 2024, the total value of non-paid amounts related to such agreements totaled to $1,029 thousand and $2,349 thousand, respectively.

b.	Legal proceedings

As of June 30, 2025 and December 31, 2024, the Company is not a party to, or subject to the provisions of any order, writ, injunction, judgment or decree of any court or governmental agency or instrumentality. There is no material action, suit, proceeding or investigation by the Company currently pending or that the Company intends to initiate.

On March 26, 2024, the Company received a complaint from a customer regarding allegedly damaged chips due to a certain batch production incident that customer embedded in its product. The company identified and remedied the production process.

On September 10, 2024, the customer sent a cost claim letter in the amount of 2,096 thousand Euro ($2,459 thousand as of June 30, 2025).

In 2024, the Company recorded a relevant provision in its books, within its other current liabilities. Relevant expenses were recorded in the general and administrative expenses.

During the three months ended June 30, 2025, following the ongoing discussions with the customer and updated indications, the Company decreased the provision in its books by $323 thousand. Relevant income was recorded in the general and administrative expenses

As of June 30, 2025, this incident and its full results are still being discussed between the Company, the customer and the relevant insurers, and the actual expenses may eventually be higher than those recorded by the Company.

The Company believes that it will be able to obtain reimbursement from its product liability insurance, however there is no certainty that the Company will be able to recure the entire expenses amount from the insurance company. The Company has not yet recorded an asset in its books.